Net Finance Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	£ 80	£ 41	£ 43
Monetary gain (loss)		45
Hedge ineffectiveness			(9)
RAI
Disclosure Of Finance Income And Costs [Line Items]
Pre-financing costs related to acquisition of shares			153
Interest on tax payables including FIIGLO
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	28	£ 25	£ 25
Russia excise dispute
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	£ 50